Leases - Operating right-of-use assets (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Right-of-use, net	$ 691,684
Related party
Lessee, Lease, Description [Line Items]
Office Lease	262,244
Less accumulated amortization	(1,871)
Right-of-use, net	260,373	$ 0
Nonrelated party
Lessee, Lease, Description [Line Items]
Office Lease	433,173
Less accumulated amortization	(1,862)
Right-of-use, net	$ 431,311